Accounting policies	9 Months Ended
Sep. 30, 2021
Accounting policies

2 Accounting policies

Accounting practices from the prior year were applied consistently in the preparation of this consolidated interim financial information, except for the disclosures included in the Note 2.3.1. New standards and pronouncements adopted in the current fiscal year.

2.1 Basis of preparation of the consolidated interim financial information

In preparing this consolidated interim financial information, Management has made judgements and estimates that affect the application of accounting policies.

The judgments and assumptions made by management in the use of estimates for preparing this consolidated interim financial information did not differ significantly from those described in the financial statements as of December 31, 2020, which were issued on May 13, 2021.

All relevant information pertaining exclusively to this consolidated interim financial information is presented herein and corresponds to the information used by the Management of the Company.

The issue of this consolidated interim financial information was authorized by the Executive Board on January 14, 2022.

2.1.1 Consolidated interim financial information

The consolidated interim financial information refers to the nine-month period ended as of September 30, 2021, that have been prepared in accordance with IAS 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (IASB), should be read jointly with the financial statements of the Company for the year ended December 31, 2020.

The consolidated interim financial information comprises the financial statements of the Braskem S.A. and the following entities:

		Total and voting interest - %
		Headquarters	Sep/2021	Dec/2020
Direct and Indirect subsidiaries
BM Insurance Company Limited ("BM Insurance")		Bermuda	100.00	100.00
Braskem America Finance Company ("Braskem America Finance")		EUA	100.00	100.00
Braskem America, Inc. (“Braskem America”)		EUA	100.00	100.00
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	100.00	100.00
Braskem Energy Ltda ("Braskem Energy")	(i)	Brazil	100.00
Braskem Europe GmbH ("Braskem Alemanha")		Germany	100.00	100.00
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	100.00	100.00
Braskem Idesa S.A.P.I. ("Braskem Idesa")		Mexico	75.00	75.00
Braskem Idesa Servicios S.A. de CV ("Braskem Idesa Serviços")		Mexico	75.00	75.00
Braskem Incorporated Limited ("Braskem Inc")		Cayman Islands	100.00	100.00
Braskem India Private Limited ("Braskem India")		India	100.00	100.00
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	100.00	100.00
Braskem Mexico, S. de RL de CV ("Braskem México")		Mexico	100.00	100.00
Braskem Mexico Servicios S. RL de CV ("Braskem México Serviços")		Mexico	100.00	100.00
Braskem Netherlands B.V. ("Braskem Holanda")		Netherlands	100.00	100.00
Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)		Netherlands	100.00	100.00
Braskem Netherlands Green B.V. (“Braskem Holanda Green”)	(ii)	Netherlands	100.00	-
Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc”)		Netherlands	100.00	100.00
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	100.00	100.00
Cetrel S.A. ("Cetrel")		Brazil	63.70	63.70
Distribuidora de Água Camaçari S.A. ("DAC")		Brazil	63.70	63.70
Lantana Trading Co. Inc. (“Lantana”)		Bahamas	100.00	100.00

Specific Purpose Entity ("SPE")
Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")		Brazil	100.00	100.00
Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo ("FIM Netuno")		Brazil	100.00	100.00

(i)	Subsidiary incorporated in April 2021 that is in the pre-operating phase. Its main activities include electricity trading and the rendering of management and representation services in the Energy Free Contracting Environment.
(ii)	Subsidiary incorporated in September 2021, which currently is in the pre-operational phase, with capital to be paid up by Braskem Holanda. Its main activities encompass the manufacture, trade, distribution, import and export of renewable products, development of technologies related to this purpose and the participation in other companies.

2.2 Functional and foreign currency

The functional currency of the Company is the Real (R$). The presentation currency is also Real (R$).

All amounts have been rounded to the nearest thousand, unless otherwise indicated.

The subsidiaries with a functional currency different from Real are listed below:

Functional currency

Subsidiaries
Braskem Alemanha	Euro
BM Insurance, Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc. and Braskem México Sofom	U.S.dollar
Braskem Idesa, Braskem Idesa Serviços, Braskem México and Braskem México Serviços	Mexican peso
Braskem Argentina	Argentinean peso
Braskem Chile	Chilenean peso
Braskem India	Rupee

The effects from exchange variation on the Company’s transactions are mainly due to the variations in the following currencies:

	End of period rate			Average rate
	Sep/2021	Dec/2020	Variation	Sep/2021	Sep/2020	Variation
U.S. dollar - Brazilizan real	5.4394	5.1967	4.67%	5.3317	5.0793	4.97%
Euro - Brazilizan real	6.2983	6.3779	-1.25%	6.3768	5.7207	11.47%
Mexican peso - Brazilizan real	0.2646	0.2610	1.38%	0.2649	0.2328	13.78%
U.S. dollar - Mexican peso	20.5710	19.9240	3.25%	20.1366	21.8263	-7.74%
U.S. dollar - Euro	0.8562	0.8166	4.84%	0.8361	0.8903	-6.09%

2.3 New standards and pronouncements

2.3.1 New standards and pronouncements adopted in the current fiscal year

- Leases affected by Covid-19 (amendment IFRS 16). This amendment did not have a significant impact on this interim financial information.

- Interest Rate Benchmark Reform: Phase 2 (amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16).

The changes address issues that might affect financial reporting after the reform of an interbank offered rate (“IBORs”), including the effects of changes to contractual cash flows or hedging relationships arising from the replacement of an interest rate benchmark with an alternative benchmark rate. The amendments provide a practical expedient for certain requirements under IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 relating to:

- Changes in the basis for determining contractual cash flows of financial assets, financial liabilities and lease liabilities; and

- Hedge accounting.

(i) Change in the basis for determining contractual cash flows

The changes require adjustments to the determination of cash flows from financial assets and financial liabilities affected by the interest rate benchmark reform.

On September 30, 2021, the Company has bank loans whose interest rates are based on LIBOR, as disclosed in Notes 14 and 15, and consequently will be subject to IBOR reform. The Company expects that the benchmark interest rate of these loans will be changed to the Security Overnight Financing Rate (SOFR) by 2023.

(ii) Hedge accounting

The changes provide an exception from the requirements of hedge accounting in the following areas:

- Permit the change in the designation of a hedging relationship to reflect the changes required by the reform.

- When a hedged item in a cash flow hedge is amended to reflect the changes required by the reform, the amount accumulated in the cash flow hedge reserve is deemed to be based on the alternative benchmark interest rate applied to the hedged item.

At September 30, 2021, the Company had cash flow hedges based on LIBOR. As mentioned in Note 34(a), the Company settled the Project Finance agreement. As a result, all cash flows designated and not yet realized will be discontinued.

(iii) Disclosures

The amendments require the Company to disclose additional information on the entity’s exposure to risks arising from the interest rate benchmark reform and the related risk management activities.

(iv) Transition

This amendment did not impact this interim financial information. The Company is monitoring and evaluating the application of changes as the new rate begins to have effects over the Company's transactions.

2.3.2 New standards and pronouncements not yet in force

The main standards issued by the IASB that have not yet come into force and have not been adopted by the Company. The following new or amended standards are not expected to have a significant impact on financial statements:

- Onerous Contracts: costs of fulfilling a contract (amendments to IAS 37).

- Annual Improvements to IFRS Standards 2018-2020.

- Property, Plant and Equipment: proceeds before intended use (amendments to IAS 16).

- Reference to the Conceptual Framework (amendments to IFRS 3).

- Classification of Liabilities as Current or Non-Current (amendments to IAS 1).

- Definition of accounting estimates (amendment to IAS 8).

- Definition of material (amendments to IAS 1).

- Deferred taxes related to assets and liabilities arising from a single transaction (amendments to IAS 12).

2.4 Main measures and impacts due to COVID-19

Braskem has been monitoring the impacts from the COVID-19 pandemic on its business and surrounding communities. In 2020, Braskem has formed a crisis committee to establish global procedures focusing mainly on the health and safety of people and the continuity of its operations. The main actions taken by the Company are:

(i) Determining that all team members and contractors from the Company vulnerable to COVID-19 work remotely;

(ii) Determining that all team members and contractors not directly related to the safe continuity of operations work remotely until the criteria for the start of flexible measures for a safe return are met;

(iii) Reducing the number of team members and contractors working on its industrial assets, with operations using the smallest possible teams, while considering all rules for ensuring personal safety and maintaining operational reliability;

(iv) Restricting visits by non-routine third parties and suppliers to Braskem’s facilities;

(v) Creating agendas jointly with clients and local communities to verify if there are products in its portfolio to help combat the pandemic;

(vi) Creating, implementing and monitoring the indicators of the Plan for Safe Return to Braskem plants and offices.

During 2020, the Company adopted cash-preservation actions to preserve the financial stability and resilience of its business, which include:

• Drawing down a revolving credit facility in the amount of US$1 billion (R$5.2 billion) in April 2020, which comes due in 2023. At the end of July 2020, the Company prepaid the facility in full, in an amount corresponding to R$5.5 billion;

• Issue of bonds in the international market by the subsidiary Braskem Holanda, in July 2020, in the amount of US$600 million (R$3.2 billion);

• Reduction of investments planned for 2020 from US$721 million (R$3.9 billion) to US$555 million (R$2.8 billion);

• Postponing the payment of social contribution charges in Brazil; and

• Optimizing working capital.

The Company also highlights the actions carried out jointly with its clients and partner companies to transform chemicals and plastic resins into items that are essential for combatting COVID-19, which include surgical masks, packaging for liquid and gel alcohol, bleach and 3D printing of bands for protective face shields; donations of LPG (cooking gas) to field hospitals; actions to support the chain of clients and suppliers, particularly small and midsized companies; and donations of hygiene kits and food staples to local communities.

Due to the uncertainties arising from the COVID-19 pandemic with regard to the global economy, it is impossible to accurately predict the adverse impacts on the equity and financial position of the Company and its subsidiaries after the reporting date.